XAI Octagon Floating Rate & Alternative Income Trust

SCHEDULE OF INVESTMENTS

June 30, 2025 (Unaudited)

	Reference Rate & Spread	Maturity Date	Principal Amount	Value
COLLATERALIZED LOAN OBLIGATIONS DEBT - 20.11%(a)(b)
Anchorage Capital CLO 15 Ltd.	3M SOFR + 6.05%	07/20/2038	$2,000,000	$2,000,000
Anchorage Capital CLO 19 Ltd.	3M SOFR + 7.51%	10/15/2034	1,000,000	839,848
Anchorage Capital CLO 20 Ltd.	3M SOFR + 7.00%	01/20/2035	1,500,000	1,466,871
Anchorage Capital CLO 21 Ltd.	3M SOFR + 6.25%	10/20/2034	2,000,000	1,965,779
Apidos CLO XLV Ltd.	3M SOFR + 8.40%	04/26/2036	500,000	500,000
Apidos CLO XLV Ltd.	3M SOFR + 5.15%	07/26/2038	500,000	500,000
ARES XLIV CLO Ltd.	3M SOFR + 7.13%	04/15/2034	1,000,000	1,002,666
Benefit Street Partners CLO Ltd.	3M SOFR + 4.75%	04/20/2038	1,288,000	1,281,578
Benefit Street Partners CLO XVII Ltd.	3M SOFR + 6.15%	10/15/2037	2,100,000	2,110,476
Benefit Street Partners CLO XXIII Ltd.	3M SOFR + 7.07%	04/25/2034	1,500,000	1,500,000
Benefit Street Partners CLO XXIX Ltd.	3M SOFR + 4.60%	01/25/2038	1,750,000	1,746,495
Benefit Street Partners CLO XXV Ltd.	3M SOFR + 4.60%	01/15/2035	480,000	475,876
Benefit Street Partners CLO XXVIII Ltd.	3M SOFR + 5.40%	10/20/2037	2,000,000	1,988,793
Benefit Street Partners CLO XXXII Ltd.	3M SOFR + 7.35%	10/25/2036	2,400,000	2,415,271
Canyon CLO 2020-2 Ltd.	3M SOFR + 5.75%	10/15/2034	1,500,000	1,477,071
CARLYLE US CLO 2019-4 Ltd.	3M SOFR + 6.60%	04/15/2035	750,000	751,409
CARLYLE US CLO 2025-2 Ltd.	3M SOFR + 6.75%	07/25/2038	845,000	875,789
CBAM 2018-8 Ltd.	3M SOFR + 6.37%	07/15/2037	1,000,000	1,008,148
CIFC Funding 2015-I Ltd.	3M SOFR + 6.26%	01/22/2031	500,000	500,165
CIFC Funding 2018-I Ltd.	3M SOFR + 5.25%	01/18/2038	1,750,000	1,738,696
CIFC Funding 2019-II Ltd.	3M SOFR + 6.85%	04/17/2034	1,500,000	1,503,177
CIFC Funding 2019-III Ltd.	3M SOFR + 5.00%	01/16/2038	2,750,000	2,759,055
CIFC Funding 2019-V Ltd.	3M SOFR + 7.04%	01/15/2035	1,000,000	1,002,107
CIFC Funding 2019-VI Ltd.	3M SOFR + 6.25%	07/16/2037	700,000	706,896
CIFC Funding 2022-I Ltd.	3M SOFR + 6.40%	04/17/2035	2,000,000	1,998,613
CIFC Funding 2022-III Ltd.	3M SOFR + 7.27%	04/21/2035	850,000	852,282
Clover CLO 2021-3 LLC	3M SOFR + 4.90%	01/25/2035	1,000,000	993,325
Elmwood CLO 25 Ltd.	3M SOFR + 5.25%	04/17/2037	2,000,000	2,009,093
Goldentree Loan Management US Clo 12 Ltd.	3M SOFR + 5.70%	07/20/2037	1,200,000	1,200,658
KKR CLO 60 Ltd.	3M SOFR + 6.10%	01/15/2038	1,325,000	1,342,067
Madison Park Funding LX Ltd.	3M SOFR + 6.50%	10/25/2037	1,250,000	1,250,344
Madison Park Funding LXIII Ltd.	3M SOFR + 6.00%	07/21/2038	1,250,000	1,262,845
Madison Park Funding XLVIII Ltd.	3M SOFR + 6.51%	04/19/2033	1,500,000	1,501,111
Madison Park Funding XXXVII Ltd.	3M SOFR + 6.60%	04/15/2037	750,000	761,169
Magnetite XXIV Ltd.	3M SOFR + 6.40%	04/15/2035	500,000	500,111
Neuberger Berman CLO 32R Ltd.	3M SOFR + 5.15%	07/20/2039	1,500,000	1,500,000
Neuberger Berman Loan Advisers CLO 27 Ltd.	3M SOFR + 6.75%	07/15/2038	2,000,000	2,041,759
Neuberger Berman Loan Advisers CLO 32 Ltd.	3M SOFR + 6.36%	01/20/2032	1,500,000	1,506,728
Neuberger Berman Loan Advisers CLO 40 Ltd.	3M SOFR + 6.11%	04/16/2033	1,670,000	1,670,326
Neuberger Berman Loan Advisers CLO 41 Ltd.	3M SOFR + 6.76%	04/15/2034	1,250,000	1,252,252
Neuberger Berman Loan Advisers CLO 47 Ltd.	3M SOFR + 6.25%	04/14/2035	1,000,000	1,000,999
Neuberger Berman Loan Advisers CLO 57 Ltd.	3M SOFR + 5.50%	10/24/2038	1,875,000	1,892,837
Neuberger Berman Loan Advisers CLO 61 Ltd.	3M SOFR + 4.90%	07/17/2039	720,000	720,000
Oaktree CLO 2019-3 Ltd.	3M SOFR + 6.75%	01/20/2038	750,000	758,374
Oaktree CLO 2022-3 Ltd.	3M SOFR + 6.50%	10/15/2037	2,000,000	2,012,690
Oaktree CLO 2023-1 Ltd.	3M SOFR + 7.50%	04/15/2038	500,000	504,197
OHA Credit Funding 12 Ltd.	3M SOFR + 8.00%	07/20/2036	2,000,000	2,000,000
OHA Credit Funding 2 Ltd.	3M SOFR + 4.80%	01/21/2038	1,000,000	999,233
OHA Credit Funding 5 Ltd.	3M SOFR + 5.40%	10/18/2037	1,000,000	1,007,944
OHA Credit Funding 9 Ltd.	3M SOFR + 5.50%	10/19/2037	1,000,000	1,009,962
Rad CLO 10 Ltd.	3M SOFR + 6.11%	04/23/2034	2,000,000	1,960,154
Rad CLO 11 Ltd.	3M SOFR + 6.51%	04/15/2034	1,300,000	1,300,102
Rad CLO 12 Ltd.	3M SOFR + 6.61%	10/30/2034	2,000,000	1,941,807
Rad CLO 4 Ltd.	3M SOFR + 6.50%	04/25/2032	2,300,000	2,293,567
Regatta 33 Funding Ltd.	3M SOFR + 6.65%	07/25/2038	770,000	792,947
Regatta 34 Funding Ltd.	3M SOFR + 6.50%	07/20/2038	2,000,000	2,000,001
Regatta XII Funding Ltd.	3M SOFR + 6.90%	10/15/2037	1,500,000	1,513,951
Regatta XIX Funding Ltd.	3M SOFR + 6.88%	04/20/2035	750,000	751,804
Regatta XVI Funding Ltd.	3M SOFR + 7.10%	01/15/2033	1,400,000	1,388,646
Regatta XVIII Funding Ltd.	3M SOFR + 4.70%	04/15/2038	2,550,000	2,509,629
Regatta XXII Funding Ltd.	3M SOFR + 6.15%	07/20/2035	1,350,000	1,356,091
Regatta XXIII Funding Ltd.	3M SOFR + 6.96%	01/20/2035	2,750,000	2,756,350

XAI Octagon Floating Rate & Alternative Income Trust

SCHEDULE OF INVESTMENTS

June 30, 2025 (Continued) (Unaudited)

	Reference Rate & Spread	Maturity Date	Principal Amount	Value
COLLATERALIZED LOAN OBLIGATIONS DEBT - 20.11%(a)(b)(Continued)
Regatta XXIV Funding Ltd.	3M SOFR + 5.15%	01/20/2038	$1,000,000	$973,062
RR 19 Ltd.	3M SOFR + 4.70%	04/15/2040	500,000	499,237
Shackleton 2019-XIV CLO Ltd.	3M SOFR + 7.58%	07/20/2034	1,000,000	1,000,000
Sound Point CLO XVIII Ltd.	3M SOFR + 5.76%	01/21/2031	500,000	340,645
Symphony CLO XXI Ltd.	3M SOFR + 6.86%	07/15/2032	1,000,000	976,498
Symphony CLO XXIV Ltd.	3M SOFR + 7.26%	01/23/2032	1,000,000	1,000,040
THL Credit Wind River 2017-1 CLO Ltd.	3M SOFR + 7.32%	04/18/2036	1,500,000	1,463,236
TOTAL COLLATERALIZED LOAN OBLIGATIONS DEBT (Cost $92,079,376)				92,482,852

	Estimated Yield	Maturity Date	Principal Amount	Value
COLLATERALIZED LOAN OBLIGATIONS EQUITY - 61.87%(a)(c)
AIMCO CLO 16 Ltd.	13.12%	07/17/2037	1,812,000	1,328,341
ALM 2020 Ltd.(d)	N/A	10/15/2029	5,000,000	42,400
Anchorage Capital CLO 13 LLC	11.66%	04/15/2034	7,000,000	3,442,810
Anchorage Capital CLO 16 Ltd.	15.11%	01/19/2038	3,305,720	1,589,225
Anchorage Capital CLO 18 Ltd.	2.93%	04/15/2034	850,000	317,449
Anchorage Capital CLO 1-R Ltd.(d)	N/A	04/13/2031	4,150,000	30,110
Anchorage Capital CLO 20 Ltd.	6.44%	01/20/2035	1,750,000	770,175
Anchorage Capital CLO 3-R Ltd.(d)	N/A	01/28/2031	1,400,000	23,422
Anchorage Capital CLO 7 Ltd.	20.33%	01/28/2031	1,750,000	459,305
Apidos CLO XLVIII Ltd.	10.01%	07/25/2037	9,000,000	6,841,980
Apidos CLO XXVII(d)	N/A	07/17/2030	1,300,000	194,545
ARES LI CLO Ltd.	9.53%	07/15/2034	1,699,959	769,112
ARES LI CLO Ltd.	12.89%	10/15/2037	4,378,142	1,980,803
Ares LIX CLO Ltd.	15.49%	04/25/2034	3,500,000	1,825,705
Ares LVIII CLO Ltd.	15.62%	04/15/2038	12,425,000	7,103,372
Ares XLI CLO Ltd.	4.79%	04/15/2034	2,343,500	685,989
ARES XLIV CLO Ltd.	8.42%	04/15/2034	6,288,428	1,333,550
Ballyrock CLO 19 Ltd.	10.76%	04/20/2035	4,200,000	1,829,520
Benefit Street Partners CLO XII-B Ltd.	14.23%	10/15/2030	4,500,000	4,011,750
Benefit Street Partners CLO XXIII Ltd.	11.93%	04/25/2034	5,000,000	3,105,450
Benefit Street Partners CLO XXV Ltd.	23.18%	01/15/2035	5,250,000	4,266,150
Benefit Street Partners CLO XXVII Ltd.	16.22%	10/20/2037	2,250,000	2,466,157
Benefit Street Partners CLO XXXIV Ltd.	11.71%	07/25/2037	4,700,000	3,729,497
Benefit Street Partners CLO XXXVI Ltd.	12.97%	01/25/2038	2,560,000	2,251,827
Carbone CLO Ltd.	2.30%	01/20/2031	7,850,000	1,035,314
CARLYLE US CLO 2019-4 Ltd.	7.47%	04/15/2035	8,740,000	4,747,568
CARLYLE US CLO 2021-4 Ltd.	8.07%	04/20/2034	1,000,000	533,247
CARLYLE US CLO 2021-5 Ltd.	3.89%	07/20/2034	4,000,000	2,040,160
Carlyle US CLO 2023-2 Ltd.	7.18%	07/20/2036	4,534,341	4,118,814
CIFC Funding 2017-III Ltd.	6.83%	07/20/2030	1,400,000	447,524
CIFC Funding 2017-V Ltd.	11.83%	07/17/2037	6,500,000	2,545,270
CIFC Funding 2018-I Ltd.	14.26%	04/18/2031	10,250,000	3,881,163
CIFC Funding 2018-II Ltd.	16.33%	10/20/2037	2,500,000	1,205,425
CIFC Funding 2018-III Ltd.	0.96%	07/18/2031	3,000,000	559,590
CIFC Funding 2018-V Ltd.	13.58%	07/15/2038	5,298,000	2,910,403
CIFC Funding 2019-III Ltd.	15.21%	01/16/2038	840,000	707,918
CIFC Funding 2019-V Ltd.	9.95%	01/15/2035	2,500,000	1,293,000
CIFC Funding 2019-V Ltd.	10.93%	01/15/2035	1,000,000	517,200
CIFC Funding 2020-II Ltd.	13.04%	10/20/2034	1,000,000	555,710
CIFC Funding 2020-III Ltd.	9.71%	10/20/2034	150,000	88,737
CIFC Funding 2021-II Ltd.	7.56%	04/15/2034	4,750,000	2,592,978
CIFC Funding 2021-VII Ltd.	8.59%	01/23/2035	1,000,000	603,400
CIFC Funding 2022-IV Ltd.	11.56%	07/16/2035	2,500,000	1,640,000
Clover CLO 2019-1 Ltd.	20.15%	04/18/2035	8,339,200	5,530,557
Clover CLO 2021-3 LLC	19.93%	01/25/2035	5,500,000	3,924,800
Dryden 43 Senior Loan Fund	2.30%	04/20/2034	3,000,000	890,730
Dryden 87 CLO Ltd.	1.35%	05/20/2034	2,000,000	759,640
Dryden 95 CLO Ltd.	5.53%	08/20/2034	1,750,000	791,112
Elmwood CLO 14 Ltd.	8.52%	04/20/2035	10,000,000	4,943,000
Elmwood CLO I Ltd.	9.96%	10/20/2033	6,000,000	3,096,300
Elmwood CLO VII Ltd.	14.14%	01/17/2034	8,350,000	3,915,816

XAI Octagon Floating Rate & Alternative Income Trust

SCHEDULE OF INVESTMENTS

June 30, 2025 (Continued) (Unaudited)

	Estimated Yield	Maturity Date	Principal Amount	Value
COLLATERALIZED LOAN OBLIGATIONS EQUITY - 61.87%(a)(c)(Continued)
Galaxy 33 CLO Ltd.	12.93%	04/20/2037	$2,000,000	$1,360,360
Generate CLO 12 Ltd.	8.24%	07/20/2036	8,000,000	5,802,960
Generate CLO 14 Ltd.	10.67%	04/22/2037	8,000,000	4,744,000
Generate CLO 3 Ltd.	6.52%	10/20/2029	7,008,000	2,700,042
Harmony-Peace Park CLO, Ltd.	12.99%	10/20/2037	5,275,000	4,233,504
Invesco CLO 2021-1 Ltd.	4.87%	04/15/2034	3,000,000	1,024,978
Madison Park Funding XVIII Ltd.	3.90%	10/21/2030	4,000,000	733,649
Madison Park Funding XX Ltd.	5.93%	07/27/2030	1,740,000	372,047
Madison Park Funding XX Ltd.	20.35%	10/27/2037	2,172,000	500,038
Madison Park Funding XXIX Ltd.	17.00%	10/18/2047	4,330,700	2,049,764
Madison Park Funding XXVIII Ltd.	11.65%	07/15/2030	5,949,336	2,518,354
Madison Park Funding XXXVII Ltd.	11.34%	04/15/2037	4,648,815	2,335,425
Neuberger Berman CLO XXI Ltd.	14.23%	01/20/2039	4,425,109	2,941,326
Neuberger Berman Loan Advisers CLO 47 Ltd.	13.02%	04/14/2035	15,000,000	8,337,000
Neuberger Berman Loan Advisers CLO 50 Ltd.	15.82%	07/23/2036	6,500,000	4,216,550
Neuberger Berman Loan Advisers CLO 53 Ltd.	14.12%	10/24/2037	7,325,000	6,418,751
Neuberger Berman Loan Advisers CLO 54 Ltd.	12.07%	04/23/2038	3,465,000	2,594,627
Neuberger Berman Loan Advisers CLO 55 Ltd.	11.30%	04/22/2038	4,600,000	3,428,610
Niagara Park CLO Ltd.	15.95%	07/17/2032	2,648,000	1,565,180
Niagara Park CLO Ltd.(d)	N/A	01/17/2038	225,000	208,319
NYACK Park CLO Ltd.	9.16%	10/20/2034	1,000,000	562,990
Oak Hill Credit Partners X-R Ltd.	17.81%	04/20/2034	9,091,692	4,193,720
Oaktree CLO 2019-3, Ltd.	15.73%	01/20/2038	4,000,000	2,434,800
Oaktree CLO 2022-3 Ltd.	13.02%	10/15/2037	13,250,000	8,761,033
OCP 2020-8RA SUB(d)	N/A	10/17/2036	5,000,000	1,643,750
OCP CLO 2018-15 Ltd.	17.03%	07/20/2031	6,000,000	2,883,900
OCP CLO 2022-24 Ltd.	11.54%	10/20/2037	7,445,299	4,787,476
OCP CLO 2024-36, Ltd.	13.60%	10/16/2037	4,000,000	3,306,800
OCP CLO 2024-38 Ltd.	12.42%	01/21/2038	5,000,000	4,198,500
OHA Credit Partners XI Ltd.	12.77%	04/20/2037	4,003,000	2,193,364
OHA Credit Partners XII Ltd.	10.42%	04/23/2037	13,537,295	6,667,795
OHA Credit Partners XIII Ltd.	15.96%	10/21/2034	1,600,000	1,072,320
Palmer Square CLO 2024-2 Ltd.	9.70%	07/20/2037	4,000,000	3,428,640
Rad CLO 12 Ltd.	11.40%	10/30/2034	4,500,000	2,168,910
Recette CLO Ltd.(d)	N/A	04/20/2034	10,400,000	1,145,903
Recette CLO Ltd.(d)(e)	N/A	04/20/2034	10,400,000	145,495
Regatta XIX Funding Ltd.	13.77%	04/20/2035	10,017,000	6,484,004
Regatta XVIII Funding Ltd.	17.36%	01/15/2034	7,175,322	4,516,578
Regatta XXIV Funding Ltd.	13.21%	01/20/2035	5,000,000	2,852,650
Regatta XXVII Funding Ltd.	11.66%	04/26/2037	6,000,000	4,271,520
Rockland Park CLO Ltd.	5.63%	04/20/2034	9,750,000	4,583,670
Rockland Park CLO Ltd.(e)	88.48%	04/20/2034	9,750,000	98,509
Rockland Park CLO Ltd.(e)	89.99%	04/20/2034	9,750,000	26,200
RR 19 Ltd.	8.31%	10/15/2035	7,858,000	6,814,222
RR 25 Ltd.	8.62%	10/15/2037	9,780,000	6,105,165
Sixth Street CLO XVI Ltd.	7.03%	10/20/2032	8,000,000	4,907,040
Sixth Street CLO XVII Ltd.	13.43%	01/20/2034	1,100,000	843,392
Sixth Street CLO XXIV Ltd.	8.69%	04/23/2037	7,500,000	5,072,100
Sixth Street CLO XXV Ltd.	9.62%	07/24/2037	7,000,000	5,247,900
THL Credit Wind River 2018-2 CLO Ltd.	0.17%	07/15/2030	3,031,000	223,900
THL Credit Wind River 2018-3 CLO Ltd.	0.35%	01/20/2031	3,000,000	340,890
Thompson Park CLO Ltd.	15.46%	04/15/2034	4,000,000	2,761,440
TICP CLO XV Ltd.	14.03%	04/20/2033	21,000,000	13,394,010
Unity-Peace Park CLO Ltd.	11.12%	04/20/2035	4,000,000	2,048,800
TOTAL COLLATERALIZED LOAN OBLIGATIONS EQUITY (Cost $340,234,262)				284,546,890

XAI Octagon Floating Rate & Alternative Income Trust

SCHEDULE OF INVESTMENTS

June 30, 2025 (Continued) (Unaudited)

	Coupon	Maturity Date	Principal Amount	Value
CORPORATE BONDS - 1.48%(a)
Chemicals - 0.09%
Herens Holdco S.a.r.l., Senior Secured Bond	4.75%	05/15/2028	$444,000	$396,344
Diversified Telecommunication Services - 0.31%
Altice Financing SA, Senior Secured Bond	5.75%	08/15/2029	1,197,000	873,548
Altice France SA, Senior Secured Bond	5.50%	10/15/2029	667,000	553,610
				1,427,158
Electronic Equipment, Instruments & Components - 0.03%
Coherent Corp., Senior Unsecured Bond	5.00%	12/15/2029	146,000	143,470
Health Care Equipment & Supplies - 0.15%
Medline Borrower, LP, Senior Secured Bond	3.88%	04/01/2029	727,000	697,558
Health Care Technology - 0.30%
AthenaHealth Group, Inc., Senior Unsecured Bond	6.50%	02/15/2030	1,411,000	1,387,673
Hotels, Restaurants & Leisure - 0.31%
Fertitta Entertainment LLC, Senior Unsecured Bond	6.75%	01/15/2030	328,000	302,140
Hilton Grand Vacations Borrower Escrow LLC, Senior Unsecured Bond	5.00%	06/01/2029	529,000	507,321
SeaWorld Parks & Entertainment, Inc., Senior Unsecured Bond	5.25%	08/15/2029	600,000	587,519
				1,396,980
Industrial Conglomerates - 0.09%
MajorDrive Holdings IV, LLC, Senior Unsecured Bond	6.38%	06/01/2029	545,000	431,166
Media - 0.20%
Getty Images, Inc., Senior Secured Bond	11.25%	02/21/2030	376,325	373,503
Gray Media, Inc., Senior Unsecured Bond	5.38%	11/15/2031	750,000	558,750
				932,253
TOTAL CORPORATE BONDS (Cost $7,433,207)				6,812,602

	Reference Rate & Spread	Maturity Date	Principal Amount	Value
SECURED SECOND LIEN LOANS - 0.38%(b)
Diversified Consumer Services - 0.02%
TruGreen LP, Initial	3M SOFR + 8.76%	11/02/2028	125,392	98,276
Electronic Equipment, Instruments & Components - 0.02%
Infinite Bidco LLC, Initial	3M SOFR + 7.26%	03/02/2029	69,869	60,219
Insurance - 0.32%
Asurion, LLC, New B-4	1M SOFR + 5.36%	01/20/2029	1,604,603	1,485,509
Pharmaceuticals - 0.02%
Alvogen Pharma US, Inc., TL	3M SOFR + 2.50%	03/01/2029	231,128	76,272
TOTAL SECURED SECOND LIEN LOANS (Cost $1,987,767)				1,720,276

	Reference Rate & Spread	Maturity Date	Principal Amount	Value
SENIOR SECURED FIRST LIEN LOANS - 74.97%(b)
Aerospace & Defense - 1.57%
Arcline FM Holdings, LLC., 2025 New TL	6M SOFR + 3.50%	06/23/2030	606,094	608,475
Kaman Corp., Initial	6M SOFR + 2.75%	02/26/2032	2,449,517	2,445,696
Signia Aerospace, Initial	3M SOFR + 3.00%	12/11/2031	2,984,439	2,995,631
Spirit AeroSystems, Inc., Initial	3M SOFR + 4.50%	01/15/2027	111,503	111,503
Transdigm, Inc., Tranche J	3M SOFR + 2.50%	02/28/2031	1,074,714	1,076,541
				7,237,846
Air Freight & Logistics - 0.15%
Brown Group Holding, LLC, 2022 Incremental B-2	3M SOFR + 2.50%	07/01/2031	471,567	472,048
Lasership, Inc., Tranche B	3M SOFR + 1.76%	08/10/2029	169,671	97,701
Lasership, Inc., Tranche E	3M SOFR + 1.76%	08/10/2029	465,412	134,192
				703,941
Auto Components - 0.66%
Clarios Global LP, Amendment No. 6	1M SOFR + 2.75%	01/28/2032	1,249,677	1,250,464
First Brands Group LLC, 2022-II Incremental	3M SOFR + 5.26%	03/30/2027	1,347,945	1,269,037
First Brands Group LLC, Refinanced	3M SOFR + 5.00%	03/30/2027	250,000	235,765
LTR Intermediate Holdings, Inc., Initial	1M SOFR + 4.61%	05/05/2028	309,479	298,390
				3,053,656

XAI Octagon Floating Rate & Alternative Income Trust

SCHEDULE OF INVESTMENTS

June 30, 2025 (Continued) (Unaudited)

	Reference Rate & Spread	Maturity Date	Principal Amount	Value
SENIOR SECURED FIRST LIEN LOANS - 74.97%(b)(Continued)
Automobiles - 1.82%
Belron Finance 2019 LLC, 2031 Incremental	3M SOFR + 2.75%	10/16/2031	$2,739,286	$2,748,818
RealTruck Intermediate Holdings, Inc., Initial	1M SOFR + 3.86%	01/31/2028	989,664	882,038
RVR Dealership Holdings, LLC, TL	1M SOFR + 3.85%	02/08/2028	979,456	894,028
Tenneco, Inc., Term A	3M SOFR + 4.85%	11/17/2028	1,240,480	1,206,628
Tenneco, Inc., Term B	3M SOFR + 5.10%	11/17/2028	1,076,970	1,048,969
The Hertz Corp., 2023 Incremental	3M SOFR + 3.75%	06/30/2028	24,944	20,548
The Hertz Corp., Initial Term B	3M SOFR + 3.76%	06/30/2028	209,064	173,262
The Hertz Corp., Initial Term C	3M SOFR + 3.76%	06/30/2028	40,936	33,925
Truck Hero, Inc., Incremental	1M SOFR + 5.11%	01/31/2028	478,872	434,337
Wand NewCo 3, Inc., Tranche B-2	1M SOFR + 2.50%	01/30/2031	934,292	929,509
				8,372,062
Banks - 0.05%
Shift4 Payments, Inc., Amendment No.2	1M SOFR + 2.75%	05/10/2032	212,870	214,532
Building Products - 3.82%
AI Aqua Merger Sub, Inc., 2025 Refinancing Term B	1M SOFR + 3.00%	07/31/2028	3,165,897	3,159,343
American Residential Services, 2025 Closing Date	3M SOFR + 3.25%	02/02/2032	400,000	400,500
Chariot Buyer LLC, Initial	1M SOFR + 3.35%	11/03/2028	1,282,853	1,284,161
Cornerstone Building Brands, Inc., Initial	1M SOFR + 5.63%	08/01/2028	496,183	444,496
Cornerstone Building Brands, Inc., Tranche B	1M SOFR + 3.35%	04/12/2028	1,352,283	1,203,531
Cornerstone Building Brands, Inc., Tranche C	1M SOFR + 4.50%	05/15/2031	297,191	251,127
Foundation Building Materials, Inc, 2025 Incremental	3M SOFR + 5.25%	01/29/2031	166,667	164,063
Foundation Building Materials, Inc., Initial	3M SOFR + 3.51%	01/31/2028	217,690	214,697
Groundworks, LLC, Delayed Draw(f)	1M SOFR + 3.00%	03/14/2031	43,781	43,574
Groundworks, LLC, Initial	1M SOFR + 3.00%	03/14/2031	1,482,976	1,481,863
Hobbs & Associates, LLC, Closing Date	1M SOFR + 2.75%	07/23/2031	678,606	677,547
Icebox Holdco III, Inc., Initial	3M SOFR + 3.76%	12/22/2028	1,054,830	1,057,140
Park River Holdings, Inc., Initial	3M SOFR + 3.51%	12/28/2027	656,218	637,575
Quikrete Holdings, Inc., Tranche B-3	1M SOFR + 2.25%	02/10/2032	921,559	919,947
QXO Building Products, Inc., Term B	3M SOFR + 3.00%	04/30/2032	387,706	390,017
TAMKO Building Products, LLC, 2024	3M SOFR + 2.75%	09/20/2030	883,709	884,540
White Cap Buyer, LLC, Tranche C	1M SOFR + 3.25%	10/19/2029	3,413,015	3,389,123
Wilsonart International, Initial	3M SOFR + 4.25%	08/05/2031	981,741	965,484
				17,568,728
Capital Markets - 0.25%
Hudson River Trading LLC, Term B-1	1M SOFR + 3.00%	03/18/2030	1,133,360	1,135,660
Chemicals - 3.00%
CP Iris Holdco I, Inc., Initial	1M SOFR + 3.50%	10/02/2028	426,088	425,023
Discovery Purchaser Corp., Initial	3M SOFR + 3.75%	10/04/2029	542,639	541,450
Herens Holdco S.a.r.l., Facility B	3M SOFR + 4.03%	07/03/2028	1,387,366	1,261,878
Hexion Holdings Corp., 2024 Refinancing	1M SOFR + 4.00%	03/15/2029	1,564,506	1,560,266
Ineos Finance LLC, 2030 TL	1M SOFR + 3.25%	02/18/2030	868,724	831,186
Ineos Quattro Holdings UK Ltd., 2029 Tranche B	1M SOFR + 4.35%	04/02/2029	1,391,783	1,292,619
Ineos US Finance LLC, 2031 Repriced	1M SOFR + 3.00%	02/07/2031	1,241,891	1,182,280
Ineos US Petrochem LLC, 2031 Tranche B	1M SOFR + 4.25%	10/07/2031	94,680	86,159
Lummus Technology Holdings V LLC, Amendment No. 2 Refinancing Term B	1M SOFR + 3.00%	12/31/2029	1,826,817	1,830,964
New Arclin U.S. Holding Corp., TL	1M SOFR + 3.60%	09/30/2028	371,653	372,537
Nouryon USA LLC, Repriced 2024 B-1	3M SOFR + 3.25%	04/03/2028	266,746	267,747
Nouryon USA LLC, Repriced 2024 B-2	3M SOFR + 3.25%	04/03/2028	599,577	601,903
Olympus Water US Holding Corp., Term B-6	3M SOFR + 3.00%	06/20/2031	1,773,987	1,751,209
Vibrantz Technologies, Inc., Initial	3M SOFR + 4.40%	04/23/2029	518,062	451,289
Windsor Holdings III, LLC., 2025 Term B	1M SOFR + 2.75%	08/01/2030	1,324,975	1,324,643
				13,781,153
Commercial Services & Supplies - 2.88%
Allied Universal Holdco LLC, Initial	1M SOFR + 3.85%	05/12/2028	2,878,618	2,891,341
AmSpec Parent, LLC, Closing Date	3M SOFR + 3.50%	12/22/2031	1,053,381	1,057,331
Ankura Consulting Group LLC, 2024-2 Repricing	3M SOFR + 3.50%	12/29/2031	1,607,666	1,604,853
Belfor USA Group, Inc., Tranche B-3	1M SOFR + 3.00%	11/01/2030	1,229,328	1,229,328
First Advantage Holdings, LLC, 2024 TL	1M SOFR + 3.25%	10/31/2031	823,614	823,358
Garda World Security Corp., Twelfth Additional TL	1M SOFR + 3.00%	02/01/2029	1,419,984	1,420,765
GBT US III LLC, Term B-1	3M SOFR + 2.50%	07/28/2031	1,680,619	1,682,131

XAI Octagon Floating Rate & Alternative Income Trust

SCHEDULE OF INVESTMENTS

June 30, 2025 (Continued) (Unaudited)

	Reference Rate & Spread	Maturity Date	Principal Amount	Value
SENIOR SECURED FIRST LIEN LOANS - 74.97%(b)(Continued)
Commercial Services & Supplies - 2.88% (continued)
Genuine Financial Holdings, LLC, 2025 Replacement	1M SOFR + 3.25%	09/27/2030	$1,504,558	$1,425,569
GFL Environmental Services, Initial	3M SOFR + 2.50%	03/03/2032	686,032	685,463
The Action Environmental Group, Inc., Initial	3M SOFR + 3.75%	10/24/2030	426,069	426,069
				13,246,208
Communications Equipment - 0.39%
Casa Systems, Inc., Superpriority(g)	6M SOFR + 6.93%	12/20/2027	498,333	0
Global Tel Link Corp., Initial	1M SOFR + 7.50%	08/06/2029	938,851	924,769
Gogo Intermediate Holdings LLC, Initial	1M SOFR + 3.86%	04/30/2028	892,457	874,412
				1,799,181
Construction & Engineering - 1.40%
Brand Industrial Services, Inc., Tranche C	3M SOFR + 4.50%	08/01/2030	1,883,832	1,569,232
DG Investment Intermediate Holdings 2, Inc., Closing Date Initial	1M SOFR + 3.61%	03/31/2028	1,744,790	1,743,028
Energize Holdco LLC, 2025 Refinancing	1M SOFR + 3.00%	12/08/2028	2,093,541	2,086,737
Michael Baker International, LLC, Term B-1	3M SOFR + 4.00%	12/01/2028	272,826	273,849
Tecta America Corp., Closing Date TL	1M SOFR + 3.00%	02/18/2032	759,738	760,452
				6,433,298
Construction Materials - 0.28%
LSF12 Crown US Commercial Bidco LLC, TL	1M SOFR + 4.25%	12/02/2031	1,104,993	1,109,833
Mativ Holdings, Inc., Term B	1M SOFR + 3.86%	04/20/2028	155,960	154,400
				1,264,233
Containers & Packaging - 1.31%
Anchor Packaging, LLC, Amendment No. 5	1M SOFR + 3.25%	07/18/2029	534,807	537,347
Berlin Packaging LLC, 2024-2 Replacement	1M SOFR + 3.50%	06/07/2031	253,215	254,041
Clydesdale Acquisition Holdings, Inc., 2025 Incremental Closing Date Term B	1M SOFR + 3.25%	04/01/2032	1,120,514	1,115,539
Clydesdale Acquisition Holdings, Inc., 2025 Incremental Delayed Draw Term B(f)	1M SOFR + 3.25%	04/01/2032	588	501
Pelican Products, Inc., Initial	3M SOFR + 4.51%	12/29/2028	474,072	413,035
Pregis TopCo LLC, Tenth Amendment	1M SOFR + 4.00%	02/01/2029	219,605	220,045
Proampac PG Borrower LLC, 2024-1	3M SOFR + 4.00%	09/15/2028	649,494	650,955
RLG Holdings, LLC, Closing Date Initial	1M SOFR + 4.36%	07/07/2028	1,322,431	1,101,479
Sabert Corp., Term B	1M SOFR + 3.11%	12/10/2026	931,165	935,821
Tricorbraun Holdings, Inc., Closing Date Initial	1M SOFR + 3.36%	03/03/2028	809,717	808,437
				6,037,200
Distributors - 0.91%
Aramsco Parent, Inc., Closing Date Initial	3M SOFR + 4.75%	10/10/2030	371,363	298,947
BCPE Empire Holdings, Inc., Amendment No. 8 Refinancing	1M SOFR + 3.25%	12/11/2030	3,912,945	3,886,533
				4,185,480
Diversified Consumer Services - 2.48%
AAdvantage Loyalty IP Ltd. and American Airlines, Inc., 2025 Incremental	3M SOFR + 3.25%	05/28/2032	1,081,529	1,087,477
AAdvantage Loyalty IP Ltd. and American Airlines, Inc., 2025 Replacement	3M SOFR + 2.25%	04/20/2028	538,911	534,783
Cast & Crew Payroll, LLC, Incremental Facility No. 2 Incremental	1M SOFR + 3.75%	12/29/2028	448,583	423,431
EP Purchaser, LLC, 2023 Incremental	3M SOFR + 4.76%	11/06/2028	804,311	790,235
EP Purchaser, LLC, Closing Date TL	3M SOFR + 3.76%	11/06/2028	236,900	232,281
Sabre GLBL, Inc., 2021 Term B-1	1M SOFR + 3.61%	12/17/2027	175,771	172,380
Sabre GLBL, Inc., 2021 Term B-2	1M SOFR + 3.61%	12/17/2027	278,853	273,474
Sabre GLBL, Inc., 2022 Term B	1M SOFR + 4.35%	06/30/2028	62,206	61,210
Sabre GLBL, Inc., 2022 Term B-2	1M SOFR + 5.10%	06/30/2028	58,182	57,600
Seren BidCo AB, Facility B6	1M SOFR + 3.40%	11/16/2028	462,994	464,267
Spin Holdco, Inc., Initial	3M SOFR + 4.26%	03/04/2028	2,123,030	1,857,651
Staples, Inc., Closing Date	3M SOFR + 5.75%	09/04/2029	269,690	248,306
Stubhub Holdings, Inc., Extended Term B	1M SOFR + 4.75%	03/15/2030	1,145,773	1,109,487
The Knot Worldwide, Inc., Amendment No. 5	1M SOFR + 3.75%	01/31/2028	1,082,136	1,076,725
Tripadvisor, Inc., Initial Term B Loan	1M SOFR + 2.75%	07/08/2031	878,360	875,066
TruGreen LP, Second Refinancing	1M SOFR + 4.10%	11/02/2027	175,480	166,159
WestJet Loyalty LP, Initial	3M SOFR + 3.25%	02/14/2031	1,954,184	1,953,207
				11,383,739

XAI Octagon Floating Rate & Alternative Income Trust

SCHEDULE OF INVESTMENTS

June 30, 2025 (Continued) (Unaudited)

	Reference Rate & Spread	Maturity Date	Principal Amount	Value
SENIOR SECURED FIRST LIEN LOANS - 74.97%(b)(Continued)
Diversified Financial Services - 4.72%
Ascensus Holdings, Inc., Amendment No. 4 Replacement	1M SOFR + 3.00%	08/02/2028	$2,701,632	$2,704,442
BCPE Pequod Buyer, Inc., Initial	1M SOFR + 3.25%	11/25/2031	1,832,810	1,834,643
Blackhawk Network Holdings, Inc., Term B-2	1M SOFR + 4.00%	03/12/2029	2,293,440	2,304,196
Citco Funding LLC, 2024 TL	6M SOFR + 2.75%	04/27/2028	774,188	777,478
Citrin Cooperman Advisors LLC, Initial	3M SOFR + 3.00%	04/01/2032	683,731	682,589
CoreLogic, Inc., Initial	1M SOFR + 3.61%	06/02/2028	1,084,755	1,072,215
FNZ USA FINCO, LLC, Initial	3M SOFR + 5.00%	11/05/2031	1,314,695	1,076,407
Focus Financial Partners, LLC, Tranche B	1M SOFR + 2.75%	09/15/2031	1,990,312	1,985,594
Grant Thornton Advisors LLC, 2025 Incremental	1M SOFR + 2.75%	06/02/2031	2,462,599	2,458,290
Grant Thornton Advisors LLC, 2025-2 Incremental	1M SOFR + 3.00%	06/02/2031	461,401	461,862
Hightower Holdings, LLC, Amendment No. 8	3M SOFR + 3.00%	02/03/2032	1,581,600	1,576,334
Janney Montgomery Scott, Initial	6M SOFR + 3.25%	11/28/2031	1,138,224	1,142,492
Nexus Buyer, LLC, Amendment No. 9 Refinancing	1M SOFR + 3.50%	07/31/2031	3,606,070	3,615,950
				21,692,492
Diversified Telecommunication Services - 3.16%
Altice France SA, Term B-14 Refinancing	3M SOFR + 5.50%	08/15/2028	1,698,712	1,534,973
Cogeco Financing 2 LP, Term B	1M SOFR + 3.25%	09/18/2030	969,412	966,387
CSC Holdings, LLC, B-6 2022 Refinancing	1M SOFR + 4.50%	01/18/2028	750,000	738,758
Directv Financing, LLC, Closing Date	3M SOFR + 5.26%	08/02/2027	275,747	276,503
LCPR Loan Financing LLC, 2021 Additional	1M SOFR + 3.86%	10/16/2028	58,979	38,090
Syniverse Holdings, LLC, Initial	3M SOFR + 7.00%	05/13/2027	890,980	841,602
UPC Broadband Holding BV, Facility AAA	3M SOFR + 2.50%	02/15/2032	1,232,341	1,228,743
Viasat, Inc., Incremental	1M SOFR + 4.61%	05/30/2030	373,349	355,966
Viasat, Inc., Initial	1M SOFR + 4.61%	03/02/2029	896,525	859,543
Virgin Media Bristol LLC, Facility Y	6M SOFR + 3.28%	03/31/2031	976,310	962,779
Wide Open West Finance, LLC, First Out	3M SOFR + 7.26%	12/11/2028	675,412	690,608
Wide Open West Finance, LLC, Second Out	3M SOFR + 3.26%	12/11/2028	1,249,379	1,061,347
Windstream Services, LLC, Incremental TL	1M SOFR + 4.85%	10/01/2031	1,917,501	1,924,692
Zacapa S.a.r.l., Initial	3M SOFR + 3.75%	03/22/2029	3,038,572	3,046,168
				14,526,159
Electronic Equipment, Instruments & Components - 0.13%
Mavenir Systems, Inc, November II Initial(g)	3M SOFR + 10.00%	09/02/2025	54,323	54,323
Mavenir Systems, Inc., December New Initial TL(g)	3M SOFR + 10.00%	09/02/2025	40,490	40,490
Mavenir Systems, Inc., Delayed Draw(g)	3M SOFR + 10.00%	09/02/2025	9,438	9,438
Mavenir Systems, Inc., Initial TL(g)	3M SOFR + 5.01%	08/18/2028	476,514	1,191
Mavenir Systems, Inc., New Initial TL(g)	3M SOFR + 10.00%	09/02/2025	29,321	29,321
Mavenir Systems, Inc., November Initial TL(g)	3M SOFR + 10.00%	09/02/2025	14,261	14,261
Natel Engineering Co., Inc., Initial	1M SOFR + 6.36%	04/30/2026	491,118	445,385
				594,409
Food & Staples Retailing - 0.39%
EG America, LLC, Facility B	3M SOFR + 4.25%	02/07/2028	943,098	946,125
Upbound Group, Inc., Initial	3M SOFR + 2.75%	02/17/2028	824,302	826,363
				1,772,488

Food Products - 0.08%
Pacific Bells, LLC, Initial Term B-1	3M SOFR + 4.26%	11/13/2028	354,137	354,579
Gas Utilities - 0.30%
Prairie Acquiror LP, Initial Term B-3	1M SOFR + 4.25%	08/01/2029	1,382,600	1,389,942
Health Care Equipment & Supplies - 0.51%
Bausch & Lomb Corp., First Incremental TL	1M SOFR + 4.00%	09/29/2028	1,368,482	1,366,772
Hanger, Inc., Delayed Draw(f)	1M SOFR + 3.50%	10/23/2031	15,120	15,216
Hanger, Inc., Initial	1M SOFR + 3.50%	10/23/2031	782,854	783,606
Zest Acquisition Corp., Term B-1	3M SOFR + 5.25%	02/08/2028	199,958	198,958
				2,364,552
Health Care Providers & Services - 4.58%
Azalea Topco, Inc., 2024 Refinancing	1M SOFR + 3.25%	04/30/2031	2,049,611	2,052,173
Charlotte Buyer, Inc., Second Refinancing	1M SOFR + 4.25%	02/11/2028	2,042,109	2,041,742
CHG Healthcare Services, Inc., Amendment No. 5 Refinancing	3M SOFR + 3.00%	09/29/2028	1,124,746	1,128,187
Cotiviti, Inc., Floating Rate TL	1M SOFR + 2.75%	05/01/2031	1,063,494	1,057,517
Cotiviti, Inc., Incremental TL	1M SOFR + 2.75%	03/26/2032	850,959	845,998
Covetrus, Inc., Initial	3M SOFR + 5.00%	10/13/2029	1,219,738	1,095,984
ExamWorks Group, Inc., Initial	1M SOFR + 2.75%	11/01/2028	685,481	686,975

XAI Octagon Floating Rate & Alternative Income Trust

SCHEDULE OF INVESTMENTS

June 30, 2025 (Continued) (Unaudited)

	Reference Rate & Spread	Maturity Date	Principal Amount	Value
SENIOR SECURED FIRST LIEN LOANS - 74.97%(b)(Continued)
Health Care Providers & Services - 4.58% (continued)
Global Medical Response, Inc., 2024 Extended TL	3M SOFR + 4.75%	10/31/2028	$1,620,195	$1,621,102
Ingenovis Health, Inc., Initial	3M SOFR + 4.36%	03/06/2028	1,123,337	443,718
Inizio Group Ltd., Initial	3M SOFR + 4.35%	08/19/2028	474,011	450,310
Lifepoint Health, Inc., 2024 Refinancing	3M SOFR + 3.75%	05/17/2031	2,363,623	2,335,922
Outcomes Group Holdings, Inc., 2024 Replacement	1M SOFR + 3.75%	05/06/2031	836,572	840,579
Sharp Services, LLC, Tranche D	3M SOFR + 3.25%	12/31/2028	736,501	737,422
Solaris US BidCo, LLC, Initial	3M SOFR + 5.25%	11/29/2030	1,748,322	1,713,356
Southern Veterinary Partners, LLC, 2024-3	3M SOFR + 3.25%	12/04/2031	2,230,221	2,231,113
Summit Behavioral Health, LLC, Tranche B-1	3M SOFR + 4.25%	11/24/2028	1,050,698	788,023
WCG Intermediate Corp., 2025 Refinancing	1M SOFR + 3.00%	02/25/2032	985,318	973,297
				21,043,418
Health Care Technology - 2.85%
AthenaHealth Group, Inc., Initial	1M SOFR + 2.75%	02/15/2029	3,327,304	3,322,114
Ensemble RCM, LLC, Term B	3M SOFR + 3.00%	08/01/2029	2,304,597	2,312,986
Gainwell Acquisition Corp., Term B	3M SOFR + 4.10%	10/01/2027	2,448,718	2,355,054
Raven Acquisition Holdings, LLC, Initial	1M SOFR + 3.25%	11/19/2031	2,578,985	2,575,761
Zelis Payments Buyer, Inc. & Zelis Cost Management Buyer, Inc., Amendment No. 5	1M SOFR + 3.25%	11/26/2031	2,545,042	2,528,780
				13,094,695
Hotels, Restaurants & Leisure - 3.87%
Alterra Mountain Co., Series B-7	1M SOFR + 3.00%	05/31/2030	392,497	393,235
Arcis Golf, LLC, Amendment No. 3	1M SOFR + 2.75%	11/24/2028	257,516	257,516
BCPE Grill Parent, Inc., Initial	3M SOFR + 4.75%	09/30/2030	849,291	824,416
Bulldog Purchaser, Inc., 2024	3M SOFR + 3.75%	06/27/2031	1,461,098	1,462,924
Catawba Nation Gaming Authority, Term B	3M SOFR + 4.75%	03/29/2032	1,193,096	1,205,528
ClubCorp Holdings, Inc., Term B-2	3M SOFR + 5.26%	09/18/2026	757,425	757,047
Dave & Buster’s, Inc., 2024 Incremental Term B	3M SOFR + 3.25%	11/01/2031	1,005,553	957,417
Dave & Buster’s, Inc., 2024 Refinancing Term B	3M SOFR + 3.25%	06/29/2029	446,565	431,788
Fertitta Entertainment, LLC, Initial B TL	1M SOFR + 3.50%	01/27/2029	1,450,380	1,447,842
Fitness International, LLC, Term B	1M SOFR + 5.25%	02/12/2029	974,855	975,830
Flynn Restaurant Group LP, Series 2025	1M SOFR + 3.75%	01/28/2032	1,265,907	1,262,743
Herschend Entertainment Company, LLC, Initial	1M SOFR + 3.25%	05/27/2032	302,919	304,749
Horizon Midco 2 Ltd., Term B	3M SOFR + 4.75%	10/31/2031	1,489,704	1,453,698
Kingpin Intermediate Holdings LLC, Amendment No. 8	1M SOFR + 3.50%	02/08/2028	954,905	946,846
LC Ahab US Bidco LLC, Initial	1M SOFR + 3.00%	05/01/2031	1,647,150	1,644,070
MIC GLEN LLC, Amendment No. 3	1M SOFR + 3.25%	07/21/2028	381,454	382,964
Motion Finco, LLC, Facility B3	3M SOFR + 3.50%	11/12/2029	997,196	946,718
Ontario Gaming GTA LP, Term B	3M SOFR + 4.25%	08/01/2030	547,467	541,478
Scientific Games Holdings LP, 2024 Refinancing	3M SOFR + 3.00%	04/04/2029	498,744	498,090
Six Flags Entertainment Corp., Initial Term B	1M SOFR + 2.00%	05/01/2031	146,410	146,410
Tacala, LLC, Amendment No. 2 Replacement	1M SOFR + 3.50%	01/31/2031	311,761	312,905
Topgolf Callaway Brands Corp., Initial	1M SOFR + 3.00%	03/15/2030	665,172	653,864
				17,808,078
Household Durables - 0.80%
Fender Musical Instruments Corp., Initial	1M SOFR + 4.10%	12/01/2028	182,101	162,981
Hunter Douglas, Inc., Tranche B-1	3M SOFR + 3.25%	01/17/2032	2,474,564	2,463,230
TGP Holdings III LLC, Closing Date	1M SOFR + 3.35%	06/29/2028	499,923	444,576
Weber-Stephen Products LLC, 2022 Incremental	1M SOFR + 4.35%	10/30/2027	132,918	132,286
Weber-Stephen Products LLC, Initial Term B	1M SOFR + 3.36%	10/30/2027	478,499	474,585
				3,677,658
Independent Power/Renewable Electricity Producers - 1.48%
Alpha Generation, LLC, Initial Term B	1M SOFR + 2.00%	09/30/2031	2,401,916	2,396,920
Carroll County Energy LLC, TL	3M SOFR + 3.25%	06/30/2031	710,217	710,927
Cornerstone Generation LLC, Term Loan B	1M SOFR + 3.25%	10/28/2031	562,954	565,532
Hamilton Projects Acquiror, LLC, TL	1M SOFR + 3.00%	05/30/2031	970,888	973,723
Hunterstown Generation, LLC, TL	3M SOFR + 3.50%	11/06/2031	491,973	490,910
Invenergy Thermal Operating I LLC, Term B Loans	1M SOFR + 3.50%	05/14/2032	232,006	233,398
Invenergy Thermal Operating I LLC, Term C Loans	1M SOFR + 3.50%	05/14/2032	15,467	15,560
South Field Energy LLC, New Loan B	3M SOFR + 3.25%	08/29/2031	1,337,323	1,342,338
South Field Energy LLC, New Loan C	3M SOFR + 3.25%	08/29/2031	85,488	85,809
				6,815,117

XAI Octagon Floating Rate & Alternative Income Trust

SCHEDULE OF INVESTMENTS

June 30, 2025 (Continued) (Unaudited)

	Reference Rate & Spread	Maturity Date	Principal Amount	Value
SENIOR SECURED FIRST LIEN LOANS - 74.97%(b)(Continued)
Industrial Conglomerates - 1.74%
Cube Industrials Buyer, Inc., Initial	3M SOFR + 3.25%	10/17/2031	$799,960	$803,207
Madison IAQ LLC, 2025 Incremental	3M SOFR + 3.25%	05/06/2032	616,435	617,735
MajorDrive Holdings IV, LLC, 2022 Incremental	3M SOFR + 5.65%	06/01/2029	287,801	282,765
MajorDrive Holdings IV, LLC, Initial	3M SOFR + 4.26%	06/01/2028	245,796	240,677
SPX Flow, Inc., 2024 Refinancing	1M SOFR + 3.00%	04/05/2029	1,997,847	2,003,760
SunSource Borrower, LLC, Initial	1M SOFR + 4.10%	03/25/2031	1,730,350	1,700,502
TK Elevator Midco GmbH, New Facility B	3M SOFR + 3.00%	04/30/2030	2,350,852	2,355,930
				8,004,576
Insurance - 6.07%
Acrisure LLC, 2024 Repricing Term B-6	1M SOFR + 3.00%	11/06/2030	2,452,734	2,443,978
Alera Group, Inc., First Lien Initial	1M SOFR + 3.25%	05/30/2032	1,189,995	1,193,268
Alera Group, Inc., Second Lien Initial	1M SOFR + 5.50%	05/30/2033	750,000	763,748
Alliant Holdings Intermediate, LLC, Extended TLB-6	1M SOFR + 2.75%	09/19/2031	24,293	24,295
Ardonagh Group Finco Pty and Ardonagh Finco BV, Syndicated Facility B	3M SOFR + 2.75%	02/15/2031	2,377,921	2,357,114
Asurion, LLC, New B-12	1M SOFR + 4.25%	09/19/2030	310,912	302,847
Asurion, LLC, New B-13	1M SOFR + 4.25%	09/19/2030	482,552	468,316
Asurion, LLC, New B-9	1M SOFR + 3.36%	07/31/2027	1,234,999	1,233,196
Baldwin Risk Partners, LLC, 2024 Refinancing	1M SOFR + 3.00%	05/26/2031	1,851,788	1,850,251
BroadStreet Partners, Inc., Term B-4	1M SOFR + 3.00%	06/13/2031	2,366,560	2,368,879
CRC Insurance Group, LLC, Second Lien TL	1M SOFR + 4.75%	05/06/2032	750,000	757,973
Hyperion Refinance S.a.r.l., 2024-2 Refinancing	1M SOFR + 3.50%	04/18/2030	437,887	439,954
Hyperion Refinance S.a.r.l., 2024-3 Refinancing	1M SOFR + 3.00%	02/17/2031	3,001,675	3,009,510
IMA Financial Group, Inc., Initial	1M SOFR + 3.00%	11/01/2028	1,373,271	1,372,132
OneDigital Borrower LLC, 2025 Refinancing	1M SOFR + 3.00%	07/02/2031	4,086,804	4,075,320
Sedgwick Claims Management Services, Inc., 2023 TL	1M SOFR + 3.00%	07/31/2031	3,236,277	3,246,406
TIH Insurance Holdings, LLC, Amendment No. 1 Replacement	3M SOFR + 2.75%	05/06/2031	1,223,713	1,223,456
Trucordia Insurance Holdings, LLC, Initial	1M SOFR + 3.25%	06/14/2032	785,613	786,595
				27,917,238
Internet and Catalog Retail - 0.09%
Shutterfly Finance, LLC, Exchanged Term B	3M SOFR + 1.00%	10/01/2027	445,587	412,355
IT Services - 0.75%
Avalara, Inc., TL	3M SOFR + 3.25%	03/26/2032	1,092,142	1,096,041
Constant Contact, Inc., Initial	3M SOFR + 4.00%	02/10/2028	1,631,068	1,557,670
Endure Digital, Inc., Initial	1M SOFR + 3.61%	02/10/2028	649,846	461,391
Escape Velocity Holdings, Inc., Initial	3M SOFR + 4.51%	10/08/2028	338,549	338,031
				3,453,133
Machinery - 1.82%
Element Materials Technology Group US Holdings, Inc., Initial Term B	3M SOFR + 3.75%	07/06/2029	1,109,170	1,110,091
Emrld Borrower LP, Incremental	1M SOFR + 2.50%	08/04/2031	3,822,067	3,813,238
Indicor, LLC, Tranche D	3M SOFR + 2.75%	11/22/2029	1,532,485	1,528,179
Johnstone Supply, LLC, Extended Term B-6	1M SOFR + 2.50%	06/09/2031	466,771	467,430
Pro Mach Group, Inc., Amendment No. 5	1M SOFR + 2.75%	08/31/2028	1,453,508	1,455,993
				8,374,931
Media - 2.92%
Aragorn Parent Corp., 2023 Replacement	1M SOFR + 4.25%	12/15/2028	1,071,106	1,076,236
Arches Buyer, Inc., Initial	1M SOFR + 3.35%	12/06/2027	1,492,837	1,472,863
Castle US Holding Corp., Second Out Term B-1	3M SOFR + 4.51%	05/31/2030	744,246	402,823
Clear Channel Outdoor Holdings, Inc., 2024 Refinancing	1M SOFR + 4.11%	08/21/2028	1,250,000	1,237,050
Creative Artists Agency, LLC, 2024 Refinancing	1M SOFR + 2.75%	10/01/2031	2,804,348	2,811,331
Crown Finance US, Inc., First Amendment	1M SOFR + 4.50%	12/02/2031	363,430	362,976
Crown Finance US, Inc., Initial	1M SOFR + 5.25%	12/02/2031	256,785	256,464
Endeavor Group Holdings, Inc., Term Loan B	1M SOFR + 3.00%	03/24/2032	2,185,119	2,185,796
Gray Television, Inc., Term F	1M SOFR + 5.25%	06/04/2029	744,333	743,134
Summer (BC) Bidco B LLC, Extended Facility B1	3M SOFR + 5.26%	02/15/2029	761,071	762,974
United Talent Agency, LLC, Refinancing Term B	1M SOFR + 3.50%	06/10/2032	1,410,976	1,412,740
Univision Communications, Inc., 2024 Replacement	1M SOFR + 3.61%	01/31/2029	259,195	253,579
Wasserman Media Group, LLC, Initial	1M SOFR + 3.00%	06/11/2032	472,442	472,442
				13,450,408

XAI Octagon Floating Rate & Alternative Income Trust

SCHEDULE OF INVESTMENTS

June 30, 2025 (Continued) (Unaudited)

	Reference Rate & Spread	Maturity Date	Principal Amount	Value
SENIOR SECURED FIRST LIEN LOANS - 74.97%(b)(Continued)
Oil, Gas & Consumable Fuels - 1.43%
Bangl, LLC, Initial	3M SOFR + 4.50%	02/01/2029	$1,530,263	$1,534,088
BCP Renaissance Parent LLC, Initial Term B-6	3M SOFR + 3.00%	10/31/2028	1,117,475	1,120,615
Colonial Pipeline, Initial	1M SOFR + 1.75%	06/11/2032	472,348	468,924
EPIC Crude Services LP, Initial	3M SOFR + 3.00%	10/15/2031	430,645	431,631
M6 ETX Holdings II Midco, LLC, Initial	1M SOFR + 3.00%	04/01/2032	251,132	252,029
New Fortress Energy, Inc., Incremental TL	3M SOFR + 5.50%	10/30/2028	1,396,692	751,113
Rosen Group, Initial	3M SOFR + 2.75%	03/26/2031	2,012,390	2,016,415
				6,574,815
Personal Products - 0.21%
CNT Holdings I Corp., 2025 Replacement	3M SOFR + 2.50%	11/08/2032	958,667	960,566
Pharmaceuticals - 1.51%
Amneal Pharmaceuticals LLC, Initial	1M SOFR + 5.50%	05/04/2028	2,935,139	2,980,398
Endo Finance Holdings, Inc., 2024 Refinancing	1M SOFR + 4.00%	04/23/2031	2,118,090	2,113,325
Opal Bidco SAS, Facility B2	3M SOFR + 3.25%	04/28/2032	1,847,573	1,853,929
				6,947,652
Professional Services - 3.44%
AQ Carver Buyer, Inc., 2023 Refinancing	6M SOFR + 5.50%	08/02/2029	1,229,029	1,209,438
Armor Holdco, Inc., 2025 Incremental	6M SOFR + 3.75%	12/11/2028	389,527	391,085
Berkeley Research Group, Initial	3M SOFR + 3.25%	05/01/2032	686,521	688,423
DS Admiral Bidco, LLC, Initial	3M SOFR + 4.25%	06/26/2031	2,420,572	2,408,469
Eisner Advisory Group, LLC, February 2024 Incremental	1M SOFR + 4.00%	02/28/2031	1,103,765	1,107,904
Omnia Partners, LLC, Initial	3M SOFR + 2.75%	07/25/2030	2,302,763	2,306,125
OSTTRA, Initial	1M SOFR + 3.50%	05/20/2032	668,136	670,140
OVG Business Services, LLC, Term B	1M SOFR + 3.00%	06/25/2031	1,525,886	1,514,442
PEX Holdings LLC, Initial	6M SOFR + 2.75%	11/26/2031	519,638	519,638
Ryan, LLC, Initial	1M SOFR + 3.50%	11/14/2030	3,670,309	3,673,759
UST Global, Inc., Initial	1M SOFR + 3.00%	11/20/2028	550,655	552,032
Vaco Holdings, LLC, Initial	3M SOFR + 5.15%	01/21/2029	495,688	453,307
Wood Mackenzie, TL	3M SOFR + 3.00%	02/07/2031	342,969	344,169
				15,838,931
Real Estate Management & Development - 0.35%
BIFM US Finance LLC, 2024-2	1M SOFR + 3.75%	05/31/2028	16,793	16,859
Brookfield Retail Holdings VII Sub 3 LLC, Initial Term B	1M SOFR + 3.50%	05/28/2030	754,857	752,184
Cushman & Wakefield U.S. Borrower, LLC, 2025-1	1M SOFR + 2.75%	01/31/2030	30,234	30,341
Forest City Enterprises, LP, Replacement	1M SOFR + 3.61%	12/08/2025	830,957	803,851
				1,603,235
Road & Rail - 0.26%
GN LOANCO, LLC, Term B	3M SOFR + 4.50%	12/19/2030	1,225,472	1,215,386
Semiconductors & Semiconductor Equipment - 0.23%
Altera Corp., TL	1M SOFR + 3.00%	06/18/2032	695,723	695,146
Viavi Solutions, TL	1M SOFR + 2.50%	12/31/2049	342,840	342,627
				1,037,773
Software - 7.62%
Apex Group Treasury LLC, 2025 Refinancing	1M SOFR + 3.50%	02/27/2032	194,721	193,870
Central Parent, Inc., 2024 Refinancing	3M SOFR + 3.25%	07/06/2029	1,573,610	1,310,188
Conservice Midco, LLC, Tenth Amendment	1M SOFR + 3.00%	05/13/2030	1,999,374	2,000,214
Delta Topco, Inc., Fourth Amendment Refinancing	3M SOFR + 2.75%	11/30/2029	1,267,199	1,257,467
Flash Charm, Inc., Incremental TL	3M SOFR + 3.50%	03/02/2028	1,576,645	1,474,084
Flexera Software, LLC, Term B-3	3M SOFR + 3.00%	03/03/2028	994,051	993,693
Genesys Cloud Services, Inc., 2025 TL	1M SOFR + 2.50%	01/30/2032	945,384	944,685
Icon Parent, Inc., Initial	6M SOFR + 3.00%	11/13/2031	1,655,528	1,656,885
Javelin Buyer, Inc., TL	3M SOFR + 3.00%	12/05/2031	1,559,486	1,565,817
Kaseya, Initial	1M SOFR + 3.25%	03/20/2032	1,463,382	1,468,416
Kaseya, TL	1M SOFR + 5.00%	03/20/2033	644,172	644,371
Magenta Buyer LLC, First Out	3M SOFR + 7.01%	07/27/2028	497,945	415,231
Magenta Buyer LLC, Second Out	3M SOFR + 7.26%	07/27/2028	383,563	176,631
Magenta Buyer LLC, Super Priority	3M SOFR + 6.25%	07/27/2028	142,199	143,503
Magenta Buyer LLC, Third Out	3M SOFR + 1.76%	07/27/2028	119,507	27,686
McAfee Corp., Tranche B-2	1M SOFR + 3.00%	03/01/2029	2,757,163	2,673,869
Planview Parent, Inc., 2024-B Incremental	3M SOFR + 3.50%	12/17/2027	1,079,531	1,048,494
Plusgrade, Inc., 2025 Replacement Initial	1M SOFR + 3.50%	03/03/2031	592,218	587,776

XAI Octagon Floating Rate & Alternative Income Trust

SCHEDULE OF INVESTMENTS

June 30, 2025 (Continued) (Unaudited)

	Reference Rate & Spread	Maturity Date	Principal Amount	Value
SENIOR SECURED FIRST LIEN LOANS - 74.97%(b)(Continued)
Software - 7.62% (continued)
Project Alpha Intermediate Holding, Inc., Second Amendment Refinancing	1M SOFR + 3.25%	10/26/2030	$1,146,714	$1,151,656
Project Boost Purchaser, LLC, Initial	3M SOFR + 3.00%	07/16/2031	2,983,297	2,987,026
Proofpoint, Inc., 2024 Refinancing	1M SOFR + 3.00%	08/31/2028	1,070,436	1,070,553
Proofpoint, Inc., 2025-B Incremental	1M SOFR + 3.00%	08/31/2028	34,695	34,699
Quartz AcquireCo, LLC, Term B-2	3M SOFR + 2.25%	06/28/2030	1,969,925	1,974,850
RealPage, Inc., 2024-1 Incremental	3M SOFR + 3.75%	04/24/2028	1,024,732	1,024,732
RealPage, Inc., Initial	3M SOFR + 3.26%	04/24/2028	1,243,540	1,233,965
Skillsoft Finance II, Inc., Initial	1M SOFR + 5.36%	07/14/2028	347,776	316,723
Solarwinds Holdings, Inc., Initial	3M SOFR + 4.00%	04/16/2032	1,314,595	1,283,374
Sovos Compliance, LLC, Amendment No. 2 Replacement	1M SOFR + 4.00%	08/13/2029	249,373	250,481
Tegra 118 Wealth Solutions, Inc., Initial	1M SOFR + 4.00%	02/18/2027	425,194	419,169
UKG, Inc., 2024 Refinancing	1M SOFR + 3.00%	02/10/2031	1,011,589	1,015,150
Upland Software, Inc., Initial	1M SOFR + 3.85%	08/06/2026	477,915	463,749
VS Buyer, LLC, 2024-1 Initial TL	3M SOFR + 2.75%	04/12/2031	1,223,677	1,228,266
WebMD Health Corp. and MH SUB I, LLC, 2023	1M SOFR + 4.25%	05/03/2028	1,030,233	965,524
Zodiac Purchaser, LLC, Term B	1M SOFR + 3.50%	02/14/2032	1,055,472	1,049,751
				35,052,548
Specialty Retail - 0.38%
Fusion Parent, LLC, TL	1M SOFR + 9.00%	12/31/2049	396,319	388,393
Great Outdoors Group, LL, Term B-3	1M SOFR + 3.25%	01/23/2032	465,032	463,725
Needle Holdings LLC, Exchange TL(g)	3M SOFR + 8.50%	04/28/2028	127,539	30,609
Restoration Hardware, Inc., 2022 Incremental B-2	1M SOFR + 3.35%	10/20/2028	748,077	727,909
Torrid LLC, Closing Date	6M SOFR + 5.93%	06/14/2028	168,336	152,513
				1,763,149
Textiles, Apparel & Luxury Goods - 0.84%
Beach Acquisition Co. Parent, LLC, Tranche B-1	1M SOFR + 3.25%	06/25/2032	704,711	708,235
Champ Acquisition Corp., Initial	6M SOFR + 4.00%	11/25/2031	847,599	851,481
Varsity Brands Holding Co, Inc., 2025 Replacement	3M SOFR + 3.50%	08/26/2031	2,322,473	2,320,290
				3,880,006
Transportation Infrastructure - 0.28%
WWEX UNI TopCo Holdings, LLC, Repriced Initial TL	3M SOFR + 4.00%	07/26/2028	1,270,499	1,269,901
Wireless Telecommunication Services - 1.19%
DIFL US Finance LLC, Initial	3M SOFR + 5.25%	05/25/2027	2,000,000	1,991,780
Sable Int’l Finance Ltd. and Coral-US-Co-Borrower LLC, Term B-7	3M SOFR + 3.25%	02/02/2032	1,753,617	1,732,240
Victra Holdings LLC., Fourth Amendment Incremental	3M SOFR + 4.25%	03/31/2029	1,768,774	1,766,563
				5,490,583
TOTAL SENIOR SECURED FIRST LIEN LOANS (Cost $350,154,216)				344,797,690

	Shares
COMMON STOCKS - 0.10%(h)
Jo-Ann, Inc.	379,111	49,284
Carestream Health, Inc.	873	1,037
CEC Brands, LLC	10,454	133,288
Fusion Parent, LLC	8,284	221,597
Elevate Textiles, Inc.	20,088	68,641
Marine One Holdco, LLC	5,865	3,226
Permian Production Partners	18,995	190
TOTAL COMMON STOCKS (Cost $322,725)		477,263

	Subscription Price	Expiration Date	Shares	Value
RIGHTS - 0.00%
Casa Systems, Inc.(e)(h)	$0.01	N/A	59,949	–

TOTAL RIGHTS (Cost $—)				–

XAI Octagon Floating Rate & Alternative Income Trust

SCHEDULE OF INVESTMENTS

June 30, 2025 (Continued) (Unaudited)

	Shares	Value
WARRANTS - 0.00%
Technology Hardware, Storage & Peripherals-- 0.00%
Mavenir Private Holdings II Ltd.(e)(h)	68,287	$–

TOTAL WARRANTS (Cost $—)		–

MONEY MARKET FUNDS - 2.83%
Invesco Short Term Investments Trust Treasury Portfolio, Institutional Class, 4.23% (7-day yield)	13,013,480	13,013,480

TOTAL MONEY MARKET FUNDS
(Cost $13,013,480)		13,013,480

TOTAL INVESTMENTS - 161.74%
(Cost $805,225,033)		743,851,053

Liabilities in Excess of Other Assets - (1.63)%		(7,488,554)
Preferred Shares (Net of $2,831,600 Deferred Financing Costs) - (14.04)%		(64,568,400)
Leverage Facility (Net of $111,179 Deferred Leverage Costs) - (46.07)%		(211,888,821)
NET ASSETS - 100.00%		$459,905,279

All securities held as of June 30, 2025 are pledged as collateral for the Trust’s credit facility.

(a)	All or a portion of the security is exempt from registration of the Securities Act of 1933. These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of June 30, 2025, these securities had an aggregate value of $383,842,344 or 83.46% of net assets.
(b)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Leveraged loans and CLO debt securities typically have reference Rate Floors (“Rate Floors”) embedded in their loan agreements and organizational documents. Leveraged loans generally have Rate Floors of 0% or more, while CLO debt securities often set Rate Floors at 0%. Rate Floors serve to establish a minimum base rate to be paid by the borrower before the fixed spread. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(c)	CLO subordinated notes, income notes, Y notes and M notes are considered CLO equity positions. CLO equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses. The effective yield is estimated based upon the amount and timing of these recurring distributions in addition to the estimated amount of terminal principal payment. Effective yields for the CLO equity positions are updated generally once per quarter or on a transaction such as an add-on purchase, refinancing or reset. The estimated yield and investment cost may ultimately not be realized. Estimated yields shown are as of June 30, 2025.
(d)	When-issued or delivery-delayed security. All or a portion of this position has not settled as of June 30, 2025. The interest rate shown represents the stated spread over the applicable reference rate floor; the Trust will not accrue interest until the settlement date, at which point the reference rate floor will be established. The total value of securities purchased on a when-issued or delivery-delayed basis was $3,433,944 as of June 30, 2025.
(e)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets.
(f)	This investment has an unfunded commitment as of June 30, 2025.
(g)	Security is in default.
(h)	Non-income producing security.

XAI Octagon Floating Rate & Alternative Income Trust

SCHEDULE OF INVESTMENTS

June 30, 2025 (Continued) (Unaudited)

Investment Abbreviations:

AB – Aktiebolag (Swedish: Limited Liability Company)

BV – Besloten Vennootschap (Dutch: Private Limited Company)

GmbH – Gesellschaft mit beschränkter Haftung (German: Limited Liability Company) LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

SA - Societe Anonyme (French: Public Limited Company)

S.a.r.l - Societe Anonyme a Responsabilite Limitee (French: Limited Liability Company) SOFR – Secured Overnight Financing Rate

Reference Rates:

1M SOFR as of June 30, 2025 was 4.32%

3M SOFR as of June 30, 2025 was 4.34%

6M SOFR as of June 30, 2025 was 4.37%